Provisions and Other Non-Current Liabilities	6 Months Ended
Jun. 30, 2018
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Provisions and Other Non-Current Liabilities

Note 15: Provisions and Other Non-Current Liabilities

	June 30,	December 31,
	2018	2017
Net defined benefit plan obligations	681	984
Deferred compensation and employee incentives	140	159
Provisions	63	124
Uncertain tax positions	287	337
Other non-current liabilities	33	136
Total provisions and other non-current liabilities	1,204	1,740